Provisions and Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2017
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Provisions and Other Non-Current Liabilities

Note 21: Provisions and Other Non-Current Liabilities

	December 31,
	2017	2016
Net defined benefit plan obligations (see note 25)	984	1,417
Deferred compensation and employee incentives	159	235
Provisions	124	140
Uncertain tax positions	337	298
Other non-current liabilities	136	168
Total provisions and other non-current liabilities	1,740	2,258

The following table presents the movement in provisions for the years ended December 31, 2017 and 2016:

	Employee-Related	Facilities-Related	Other	Total
Balance at December 31, 2015	52	75	166	293
Charges	291	13	11	315
Utilization	(141)	(11)	(24)	(176)
Translation and other, net	(4)	(8)	(7)	(19)
Balance at December 31, 2016	198	69	146	413
Less: short-term provisions	168	14	91	273
Long-term provisions	30	55	55	140

Balance at December 31, 2016	198	69	146	413
Charges	58	49	-	107
Utilization	(200)	(21)	(18)	(239)
Translation and other, net	4	3	2	9
Balance at December 31, 2017	60	100	130	290
Less: short-term provisions	60	23	83	166
Long-term provisions	-	77	47	124

Employee-related

The employee-related provisions remaining at December 31, 2017 consist of severance and are expected to be paid by 2018.

Facilities-related

Facilities-related provisions include lease retirement obligations, which arise when the Company agrees to restore a leased property to a specified condition at the completion of the lease period. Lease retirement provisions relate primarily to leases which expire over the next four years.

Other

Other includes various items arising in the normal course of business such as legal provisions, reserves for health care and disposal related reserves.